Variable Interest Entities - Summary of Consolidated Financial Statements of VIEs (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and restricted cash	$ 64,208	$ 115,174	$ 15,169	$ 5,998	$ 2,446
Accounts receivable	28,947	20,007		17,146
Other receivables	422	1,237		113
Inventories, net	8,580	6,438		4,354
Prepaid expenses	10,048	11,200		2,109
Total current assets	112,205	154,056		29,720
Other assets	407	320		122
Intangible assets, net	19,383	18,245		19,516
Goodwill	34,476	26,626		14,227
Total assets	189,740	203,439		65,689
Current liabilities:
Accounts payable	13,900	15,559		12,643
Income taxes payable	132	132		1,144
Accrued expenses and other current liabilities	17,610	13,924		9,452
Current portion of long-term debt	0	183		5,368
Total current liabilities	36,128	29,798		28,607
Other non-current liabilities	3,146	6,900		807
Deferred income taxes liability	502	371		1,613
Total liabilities	65,757	99,280		37,588
Variable Interest Entity
Current assets:
Cash and restricted cash	1,351	1,618		20
Accounts receivable	28,947	20,007		17,146
Other receivables	212	935		49
Inventories, net	8,580	6,438		4,354
Prepaid expenses	935	781		719
Total current assets	40,025	29,779		22,288
Other assets	347	276		201
Intangible assets, net	3,543	1,181		0
Goodwill	18,946	11,096		150
Total assets	62,887	42,332		22,639
Current liabilities:
Accounts payable	12,028	14,204		11,953
Income taxes payable	132	132		0
Accrued expenses and other current liabilities	7,643	5,539		6,039
Current portion of long-term debt	0	183		2,000
Amounts due to affiliates	99,583	56,312		19,883
Total current liabilities	119,386	76,370		39,875
Other non-current liabilities	2,565	3,203		551
Deferred income taxes liability	32	6		0
Total liabilities	$ 121,983	$ 79,579		$ 40,426